SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 21,217,406	$ 7,212,644
Increase in allowance for credit losses	6,940,000	13,528,638
Foreign exchange difference	272,153	476,124
Addition from acquisition of TNM	309,537
Increase in allowance for credit losses	6,691,031
Decrease for balance recovered	(61,969)
Allowance for credit losses, ending	$ 28,428,158	$ 21,217,406